Schedule I - Condensed Financial Information of Registrant - Stockholders' Equity - Issuance of Common Stock (Details) - USD ($)			1 Months Ended	12 Months Ended
	May 25, 2016	May 14, 2014	May 31, 2014	Dec. 31, 2016	Dec. 31, 2014	May 13, 2016	May 12, 2016	Dec. 31, 2015
Issuance of stock
Common stock, shares authorized				600,000,000		600,000,000	122,000,000	122,000,000
Net IPO proceeds received	$ 226,963,000
Offering expenses	18,822,000
Stock issued				$ 226,963,000	$ 435,144,000
Cash received from issuance of stock			$ 365,187,000
Noncash financing activities (issuance of common stock)		$ 69,957,000	69,957,000
Parent Company
Issuance of stock
Common stock, shares authorized				600,000,000		600,000,000	122,000,000	122,000,000
Net IPO proceeds received	226,963,000
Offering expenses	$ 18,822,000
Cash received from issuance of stock			365,187,000
Noncash financing activities (issuance of common stock)			69,957,000		$ 69,957,000
Common stock
Issuance of stock
Stock issued (in shares)				12,936,038	32,790,321
Stock issued				$ 13,000	$ 33,000
IPO | Common stock
Issuance of stock
Stock issued (in shares)	12,936,038
Offering price (in dollars per share)	$ 19.00
IPO | Common stock | Parent Company
Issuance of stock
Stock issued (in shares)	12,936,038
Offering price (in dollars per share)	$ 19.00
Private placement
Issuance of stock
Stock issued			435,144,000
Private placement | Parent Company
Issuance of stock
Stock issued			$ 435,144
Private placement | Common stock
Issuance of stock
Stock issued (in shares)			32,790,321
Private placement | Common stock | Parent Company
Issuance of stock
Stock issued (in shares)			32,790,321